Consolidated Statements of Comprehensive Loss (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net impact related to net actuarial gains (losses)	$ (1)	$ 12	$ 11
Net income tax expense (recovery) relating to gains (losses) on financial instruments	1	(3)	0
Net of income tax (recovery) expense	10	(138)	55
Net of reclassification of income tax expense (recovery)	$ 17	$ 26	$ 2